SCHEDULE OF THREE-LEVEL MATRIX (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 1,477	$ 1,373
Government Institutions [Member]
IfrsStatementLineItems [Line Items]
Total	483	279
Institutions Customers [Member]
IfrsStatementLineItems [Line Items]
Total	994	1,052
Other Customers [Member]
IfrsStatementLineItems [Line Items]
Total		$ 42